Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of company's assets and liabilities that were measured at fair value on a recurring basis
The table below presents the Company’s financial assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair hierarchy (in thousands):

		December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government treasury securities	$30,580	$—	$—	$30,580
U.S. Government money market funds	9,247	—	—	9,247
Mutual funds	5,067	—	—	5,067

Total assets, measured at fair value	$44,894	$—	$—	$44,894

Liabilities:
Pay-to-Play convertible notes	$—	$—	$15,942	$15,942
2023 Convertible notes	—	—	132,687	132,687
Warrant liabilities	—	—	14,711	14,711

Total liabilities, measured at fair value	$—	$—	$163,340	$163,340

		December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Pay-to-Play convertible notes	$—	$—	$14,641	$14,641
2023 Convertible notes	—	—	18,064	18,064
Warrant liabilities	—	—	3,730	3,730

Total liabilities, measured at fair value	$—	$—	$36,435	$36,435

Schedule of summary of changes in the fair value of financial instruments that are measured at fair value on a recurring basis
The change in the fair value of the Level 3 liabilities during the years ended December 31, 2024 and 2023 was as follows (in thousands):

	Pay-to-Play Convertible notes	2023 Convertible notes	Warrant liabilities	Total
Balance at January 1, 2023	$3,139	$—	$529	$3,668
Reinstatement of common stock warrants as preferred stock warrants	—	—	61	61
Issuance of Pay-to-Play convertible notes and related warrants	8,717	—	565	9,282
Common rights offering	142	—	—	142
Issuance of 2023 convertible notes and related warrants	—	11,175	1,125	12,300
Issuance of Pre-funded common stock warrants	—	—	505	505
Change in estimated fair value	2,643	6,889	945	10,477

Balance at December 31, 2023	$14,641	$18,064	$3,730	$36,435
Issuance of 2023 convertible note warrants and related warrants	—	105,902	4,816	110,718
Issuance of Pre-funded common stock warrants	—	—	464	464
Change in estimated fair value	1,301	8,721	5,701	15,723

Balance at December 31, 2024	$15,942	$132,687	$14,711	$163,340

BURTECH ACQUISITION CORP [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of company's assets and liabilities that were measured at fair value on a recurring basis

		Quoted Prices	Significant Other	Significant Other
	As of December 31,	in Active Markets	Observable Inputs	Unobservable Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market Funds held in Trust Accounts	$47,558,112	$47,558,112	$—	$—
Liabilities:
Derivative liability - Non-Redemption Agreement	1,084,963	—	—	1,084,963

		Quoted Prices	Significant Other	Significant Other
	As of December 31,	in Active Markets	Observable Inputs	Unobservable Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market Funds held in Trust Accounts	$71,432,177	$71,432,177	$—	$—

Schedule of summary of changes in the fair value of financial instruments that are measured at fair value on a recurring basis

	Subscription Purchase	Non-Redemption
	Agreement	Agreement
Balance as of December 31, 2023	$—	$—
Initial Measurement on April 22, 2024	361,124	—
Initial Measurement on December 31, 2024	—	1,084,963
Change in estimated fair value	(361,124)	—

Balance as of December 31, 2024	$—	$1,084,963

BURTECH ACQUISITION CORP [Member] | Backstop Subscription Agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of key inputs used to value the company's Backstop subscription agreement / Non-Redemption Agreement

Initial
Measurement(1)
Stock price	$11.05
Risk-free rate	5.4%
Weighted-average expected life (in years)	0.5
Market implied likelihood of Initial Business Combination	10.4%

BURTECH ACQUISITION CORP [Member] | Non-Redemption Agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of key inputs used to value the company's Backstop subscription agreement / Non-Redemption Agreement

Initial
Measurement(1)
Stock price	$15.00
Volatility	118.2%
Risk-free rate	4.2%
Debt rate	11.8%
Weighted-average expected life (in years)	0.5

(1)	The initial measurement date of the Non-Redemption Agreement was December 31, 2024, as such, no remeasurement was required as of December 31, 2024.